Share Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2018
Share Based Compensation Plans
Schedule of Compensation Cost Recognized
	Year ended March 31
	2018	2017	2016
	(in thousands)
IPO India Plan	$1,572	$2,140	$1,736
JSOP Plan	615	3,622	2,696
Option award scheme 2012	197	699	1,610
2014 Share Plan	(22)	1,427	2,361
2015 Share Plan	100	328	932
Other share option awards(*)	7,283	4,405	894
Management scheme (staff share grant)	8,173	10,850	20,763
	$17,918	$23,471	$30,992

(*) includes Restricted Share Unit (RSU) and Other share option plans

Schedule of Movement in Shares Held by the Joint Stock Ownership Plan Trust
	Year ended March 31
	2018	2017	2016
Shares held at the beginning of the year	1,146,967	1,239,497	1,723,657
Shares granted	—	—	380,000
Shares exercised	—	(92,530)	(573,260)
Shares forfeiture/lapsed	—	—	(290,900)
Shares held at the end of the year	1,146,967	1,146,967	1,239,497
Unallocated shares held by trust	106,701	106,701	92,530
	1,253,668	1,253,668	1,332,027

Schedule of Range of Exercise Prices of Grants under Stock Option Plans and Stock Awards
Range of exercise prices
IPO India Plan	INR10 – 175
IPO Plan – June 2006	GBP 5.28
JSOP Plan	$11.00 – 24.00
Option award scheme 2012	$11.00
2014 Share Plan	$14.97– 18.50
2015 Share Plan	$7.40 – 33.12
Other share option plans	$18– $18.88
Restricted Share Unit (RSU)
Management share awards

Schedule of Employee Stock Option Plan Activity

		Year ended March 31
		2018			2017			2016
	Name of Plan	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price
Outstanding at the beginning of the year	IPO India Plan	2,108,063	INR	34.96	2,196,215	INR	35.17	1,437,400	INR	52
Granted		863,320		10	269,381		10	966,009		10
Exercised		(1,113,160)		32.19	(269,553)		10	(180,920)		39
Forfeited and lapsed		(234,188)		10	(87,980)		10	(26,274)		10
Outstanding at the end of the year		1,624,035		28.85	2,108,063		34.96	2,196,215		35.17
Exercisable at the end of the year		501,122	INR	65.14	911,854	INR	63.75	632,566	INR	78.00

Outstanding at the beginning of the year	IPO Plan June 2006	—		—	62,438	GBP	5.28	62,438	GBP	5.28
Granted		—		—	—		—	—		—
Exercised		—		—	(62,438)		5.28	—-		—
Forfeited and lapsed		—		—	—-			—-		—
Outstanding at the end of the year		—		—	—		—	62,438		5.28
Exercisable at the end of the year		—		—	—	GBP	—	62,438	GBP	5.28

Outstanding at the beginning of the year	JSOP Plan	1,146,965		$14.98	1,239,495		$14.98	1,723,657		$11.60
Granted		—		—	—		—	380,000		24.00
Exercised		—		11	(92,530)		11	(573,262)		11.00
Forfeited and lapsed		—		—	—		—	(290,900)		11.00
Outstanding at the end of the year		1,146,965		$14.98	1,146,965		$14.98	1,239,495		$14.98
Exercisable at the end of the year		728,736		$11	728,736		$11	617,450		$11.00

Outstanding at the beginning of the year	Option award scheme 2012	674,045		$11	674,045		$11	674,045		$11.00
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		—		—	—		—	—		—
Outstanding at the end of the year		674,045		11	674,045		11	674,045		11.00
Exercisable at the end of the year		674,045		$11	449,363		$11	224,682		$11.00

Outstanding at the beginning of the year	2014 Share Plan	723,749		$18.06	773,749		$17.86	230,000		$16.27
Granted		—		—	—		—	600,000		18.40
Exercised		—		—	—		—	—		—
Forfeited and lapsed		(323,750)		18.39	(50,000)		14.97	(56,251)		17.13
Outstanding at the end of the year		399,999		17.79	723,749		18.06	773,749		17.86
Exercisable at the end of the year		289,583		$17.67	288,333		$17.80	96,664		$15.99

Outstanding at the beginning of the year	2015 Share Plan	233,750		$16.23	282,500		$16.68	200,000		17.46
Granted		—		—	—		—	105,000		$15.35
Exercised		(10,208)		8.71	(8,750)		8.84	—		—
Forfeited and lapsed		(12,292)		14.64	(40,000)		18.68	(22,500)		19.17
Outstanding at the end of the year		211,250		16.21	233,750		16.23	282,500		16.68
Exercisable at the end of the year		181,354		$17.36	127,604		$17.46	72,708		$16.90

Outstanding at the beginning of the year	Other share option plans	500,000		$18.88	1,000,000		18.44	500,000		18.88
Granted		—			—		—	500,000		18.00
Exercised		—			—		—	—		—
Forfeited and lapsed		—			(500,000)		18	—		—
Outstanding at the end of the year		500,000		18.88	500,000		18.88	1,000,000		18.44
Exercisable at the end of the year		300,000		$18.88	200,000		$18.88	100,000		$18.88

Outstanding at the beginning of the year	RSU	182,725		—	72,480		—	116,730		—
Granted		1,044,290		—	216,735		—	—		—
Exercised		(366,491)		—	(95,990)		—	(36,950)		—
Forfeited and lapsed		(22,934)		—	(10,500)		—	(7,300)		—
Outstanding at the end of the year		837,590		—	182,725		—	72,480		—
Exercisable at the end of the year		119,150		—	12,445		—	1,960		—

Outstanding at the beginning of the year	Management Scheme	1,130,000		—	910,000		—	525,000		—
Granted		700,000		—	670,000		—	910,000		—
Exercised		(316,667)		—	(450,000)		—	(525,000)		—
Forfeited and lapsed		—		—	—		—	—		—
Outstanding at the end of the year		1,513,333		—	1,130,000		—	910,000		—
Exercisable at the end of the year		173,333		—	180,000		—	175,000		—

Schedule of Number and Weighted Average Remaining Life
	Year ended March 31
	2018			2017			2016
Name of Plan	Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price
IPO India Plan	3.08	INR*	35.0	4.10	INR*	35.0	4.10	INR*	35.0
IPO Plan June 2006	—	GBP**	—	—	GBP**	—	0.25	GBP**	5.28
JSOP Plan	3.93		$16.19	4.93		$16.19	5.93		$14.98
Option award scheme 2012	3.75		$11.00	4.83		$11.00	5.83		$11.00
2014 Share Plan	5.96		$17.79	7.11		$18.06	6.88		$17.86
2015 Share Plan	6.06		$16.21	6.08		$16.23	5.91		$16.68
Other share option plans	3.75		$18.88	4.75		$18.88	5.75		$18.44
Management Scheme	5.56		$—	5.59		$—	6.00		$—
Restricted Stock Unit	5.60		$—	5.63		$—	6.00		$—

*INR – Indian Rupees

**GBP – Great Britain Pound

Schedule of Inputs to Fair Valuation Model
Inputs
Expected volatility(1)(2)	35% - 75%
Option life (Years)	1.91 - 7.00
Dividend yield	0%
Risk free rate	6.51% - 8.50%
Range of fair value of the granted options at the grant date(3)	INR 179 – 380

(1)	The expected volatility in respect of the IPO India Plan is based on Eros International Media Limited’s historic volatility.
(2)	The expected volatility of all other options is based on the historic share price volatility of the Company over time periods comparable to the time from the grant date to the maturity dates of the options.
(3)	Fair value of options granted under all other schemes is measured using a Black Scholes model.